Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock units issued and compensation expense
The following table summarizes RSUs issued and the compensation expense recorded for the years ended December 31, 2014, 2013 and 2012:

	RSUs	Weighted Average Fair Value	Expense
(Dollars in thousands, except per unit)			2014	2013	2012
Directors:
2011	20,192	$34.79	$—	$—	$234
2012	30,618	$21.44	—	255	402
2013	46,287	$20.60	318	636	—
2014	36,840	$24.80	602	—	—
Employees:
2009	121,625	$25.98	—	—	43
2010	26,000	$23.78	—	—	21
2011	17,250	$23.55	3	69	195
2012	141,486	$18.75	151	383	525
2013	170,582	$20.63	325	633	—
2014	190,832	$25.21	1,114	—	—
Total			$2,513	$1,976	$1,420

Schedule of restricted stock unit activity
Restricted stock unit activity for the years ended December 31, 2014, 2013 and 2012 was as follows:

	RSUs
	Number of Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2012	62,641	$25.39
Granted	172,104	$19.23
Vested	(67,861)	$24.86
Forfeited	(25,411)	$20.35
Non-vested at December 31, 2012	141,473	$19.19
Granted	216,869	$20.62
Vested	(69,955)	$20.54
Forfeited	(74,546)	$22.61
Non-vested at December 31, 2013	213,841	$19.95
Granted	227,672	$25.14
Vested	(52,041)	$23.58
Forfeited	(84,956)	$20.92
Non-vested at December 31, 2014	304,516	$22.94

Schedule of Stock Appreciation Rights award activity
SARs activity for the years ended December 31, 2014, 2013 and 2012 was as follows:

	SARs
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions) (a)
Outstanding, January 1, 2012	—	$—	$—
Granted	707,012	$21.23
Forfeited/Expired	(181,725)	$21.23
Outstanding, December 31, 2012	525,287	$21.23	$1.2
Granted	923,832	$22.76
Exercised	(11,037)	$19.65
Forfeited/Expired	(476,624)	$22.28
Outstanding, December 31, 2013	961,458	$22.20	$5.6
Granted	450,894	$25.20
Exercised	(52,667)	$20.21
Forfeited/Expired	(406,637)	$22.65
Outstanding, December 31, 2014	953,048	$23.53	$—

(a) Intrinsic value is defined as the difference between the current market value and the exercise price, for those SARs where the market price exceeds the exercise price.

Schedule of nonvested awards activity
The following table summarizes information concerning outstanding and exercisable SARs at December 31, 2014:

	SARs Outstanding				SARs Exercisable
Range of exercisable prices	Vested	Non-vested	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life in Years	Number Exercisable	Weighted-Average Exercise Price per Share
$19.65 - $23.43	147,540	381,180	$22.11	8.3	147,540	$21.61
$23.73 - $26.92	59,098	365,230	$25.31	9.0	59,098	$24.04
	206,638	746,410	$23.53	8.6	206,638	$22.30

Schedule of weighted-average grant-date fair value of unvested options
Weighted-average grant-date fair value of non-vested stock options during the year ended December 31, 2014 was as follows:

	Stock Options
	Shares Under Option	Weighted Average Grant-Date Fair Value
Outstanding, January 1, 2014	149,000	$10.90
Vested	(121,500)	10.90
Forfeited	(27,500)	10.90
Outstanding, December 31, 2014	—	$10.90

Schedule of stock option activity
Stock option activity for the years ended December 31, 2014, 2013 and 2012 was as follows:

	Stock Options
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)(a)
Outstanding, January 1, 2012	661,840	$30.22	$0.2
Exercised	(38,900)	$18.23	—
Forfeited/Expired	(294,940)	$31.29	$—
Outstanding, December 31, 2012	328,000	$30.67	$0.2
Exercised	(20,000)	$16.96	$—
Forfeited/Expired	(79,000)	$31.00	$—
Outstanding, December 31, 2013	229,000	$31.75	$—
Forfeited/Expired	(107,500)	$31.75	$—
Outstanding, December 31, 2014	121,500	$31.75	$—

(a)	Intrinsic value is defined as the difference between the current market value and the exercise price, for those options where the market price exceeds the exercise price.

Schedule of outstanding and exercisable options
The following table summarizes information concerning outstanding and exercisable options at December 31, 2014:

	Stock Options Outstanding				Stock Options Exercisable
Range of Exercisable Prices	Vested	Non-vested	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Weighted Average Exercise Price Per Share
$31.75 - $31.75	121,500	—	$31.75	3.1	121,500	$31.75

Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock appreciation rights valuation assumptions
The fair value of each SAR grant was estimated on the grant date using a Black-Scholes pricing model with the following assumptions:

	SARs Issued
	Risk-free Interest rate	Dividend Yield	Expected Life (Years)	Volatility	SAR Grant Price	Fair Value of SAR
March 2012 Grant	1.56%	3.50%	6.5	43.9%	$23.73	$6.10
May 2012 Grant	1.18%	4.20%	6.5	44.0%	$19.65	$4.77
September 2012 Grant	1.00%	3.80%	6.5	44.3%	$21.37	$6.20
May 2013 Grant	1.17%	3.61%	6.5	44.1%	$22.70	$6.86
June 2013 Grant	1.41%	3.56%	6.5	44.1%	$23.03	$7.07
November 2013 Grant	1.91%	3.13%	6.5	43.8%	$26.22	$8.60
April 2014 Grant	1.98%	3.53%	6.0	44.3%	$23.25	$7.25
May 2014 Grant (1st)	1.90%	3.16%	6.0	43.2%	$25.93	$8.16
May 2014 Grant (2nd)	1.82%	3.05%	6.0	42.8%	$26.92	$8.47
July 2014 Grant	2.00%	3.24%	6.0	41.2%	$25.27	$7.55
August 2014 Grant	1.92%	3.27%	6.0	41.2%	$25.11	$7.46
September 2014 Grant	2.03%	3.50%	6.0	40.6%	$23.43	$6.72
November 2014 Grant	1.78%	4.00%	6.0	38.6%	$20.48	$5.17

Schedule of weighted-average grant-date fair value of unvested options
Weighted-average grant date fair value of non-vested SARs for the years ended December 31, 2014 and 2013 was as follows:

	SARs
	Number of Shares	Weighted-Average Grant Date Fair Value
Non-vested shares, January 1, 2013	525,287	$21.23
Granted	923,832	$22.76
Vested	(121,953)	$21.65
Exercised	(11,037)	$19.65
Forfeited	(476,624)	$22.28
Non-vested shares, December 31, 2013	839,505	$22.27
Granted	450,894	$25.20
Vested	(84,685)	$23.23
Exercised	(52,667)	$20.21
Forfeited	(406,637)	$22.65
Non-vested shares, December 31, 2014	746,410	$23.87

Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock appreciation rights valuation assumptions
The fair value of PSUs granted was estimated on the grant date using a Monte Carlo pricing model with the following assumptions:

	PSUs Issued
	Risk-free Interest rate	Dividend Yield	Expected Life (Years)	Volatility	Fair Value of PSU
April 2014 Grant	0.75%	—%	2.73	34.3%	$18.00
May 2014 Grant (1st)	0.70%	—%	2.65	31.8%	$25.26
May 2014 Grant (2nd)	0.63%	—%	2.61	30.1%	$27.53
July 2014 Grant	0.74%	—%	2.42	26.9%	$22.31
August 2014 Grant	0.67%	—%	2.42	26.9%	$21.86
September 2014 Grant	0.72%	—%	2.29	25.7%	$15.26
November 2014 Grant	0.55%	—%	2.10	26.3%	$7.42

Schedule of weighted-average grant-date fair value of unvested options
A summary of the Company's non-vested PSU activity during the year ending December 31, 2014 is presented in the following table:

	PSUs
	Number of Shares	Weighted-Average Grant Date Fair Value
Non-vested shares, December 31, 2013	—	$—
Granted	145,149	$22.82
Vested	(1,784)	$27.53
Forfeited	(9,796)	$25.26
Non-vested shares, December 31, 2014	133,569	$22.58